Risk management - Trading Market Risk - VaR (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) overshooting	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Trading market risk
Main market risk metric
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 10.3	€ 11.3	€ 10.2
Expected shortfall (ES) at 97.5%	€ 9.5
VaE confidence level, percent	99.00%
\Number of exceptions | overshooting	2
Trading market risk | Minimum
Main market risk metric
VaR	€ 7.1
Trading market risk | Weighted average
Main market risk metric
VaR	12.1	9.7	21.5
Trading market risk | Maximum
Main market risk metric
VaR	21.6
Trading market risk | Hedge funds
Main market risk metric
VaR	90.0
Diversification effect
Main market risk metric
VaR	(9.9)	(11.5)	(7.6)
Expected shortfall (ES) at 97.5%	(8.8)
Diversification effect | Minimum
Main market risk metric
VaR	(4.3)
Diversification effect | Weighted average
Main market risk metric
VaR	(8.2)	(9.3)	(8.0)
Diversification effect | Maximum
Main market risk metric
VaR	(24.6)
Interest rate risk
Main market risk metric
VaR	9.2	9.7	7.9
Expected shortfall (ES) at 97.5%	7.6
Interest rate risk | Minimum
Main market risk metric
VaR	6.6
Interest rate risk | Weighted average
Main market risk metric
VaR	10.0	9.4	16.2
Interest rate risk | Maximum
Main market risk metric
VaR	17.6
Equity price risk
Main market risk metric
VaR	4.8	2.8	1.9
Expected shortfall (ES) at 97.5%	4.6
Equity price risk | Minimum
Main market risk metric
VaR	1.0
Equity price risk | Weighted average
Main market risk metric
VaR	2.9	2.4	3.0
Equity price risk | Maximum
Main market risk metric
VaR	15.3
Exchange rate risk
Main market risk metric
VaR	2.6	6.2	3.3
Expected shortfall (ES) at 97.5%	2.8
Exchange rate risk | Minimum
Main market risk metric
VaR	1.8
Exchange rate risk | Weighted average
Main market risk metric
VaR	3.9	3.9	6.6
Exchange rate risk | Maximum
Main market risk metric
VaR	8.4
Credit spread
Main market risk metric
VaR	3.5	4.1	4.6
Expected shortfall (ES) at 97.5%	3.2
Credit spread | Minimum
Main market risk metric
VaR	2.1
Credit spread | Weighted average
Main market risk metric
VaR	3.4	3.4	3.6
Credit spread | Maximum
Main market risk metric
VaR	4.8
Commodity price risk
Main market risk metric
VaR	0.0	0.0	0.0
Expected shortfall (ES) at 97.5%	0.0
Commodity price risk | Minimum
Main market risk metric
VaR	0.0
Commodity price risk | Weighted average
Main market risk metric
VaR	0.0	0.0	0.0
Commodity price risk | Maximum
Main market risk metric
VaR	0.1
Continental Europe | Trading market risk
Main market risk metric
VaR	10.1	5.5	6.3
Expected shortfall (ES) at 97.5%	6.8
Continental Europe | Trading market risk | Minimum
Main market risk metric
VaR	4.2
Continental Europe | Trading market risk | Weighted average
Main market risk metric
VaR	6.3	5.0	6.8
Continental Europe | Trading market risk | Maximum
Main market risk metric
VaR	11.6
Continental Europe | Diversification effect
Main market risk metric
VaR	(8.3)	(8.2)	(6.1)
Expected shortfall (ES) at 97.5%	(8.8)
Continental Europe | Diversification effect | Minimum
Main market risk metric
VaR	(2.9)
Continental Europe | Diversification effect | Weighted average
Main market risk metric
VaR	(6.9)	(6.7)	(6.1)
Continental Europe | Diversification effect | Maximum
Main market risk metric
VaR	(15.2)
Continental Europe | Interest rate risk
Main market risk metric
VaR	8.2	5.8	5.7
Expected shortfall (ES) at 97.5%	6.5
Continental Europe | Interest rate risk | Minimum
Main market risk metric
VaR	3.6
Continental Europe | Interest rate risk | Weighted average
Main market risk metric
VaR	6.0	5.0	6.1
Continental Europe | Interest rate risk | Maximum
Main market risk metric
VaR	12.8
Continental Europe | Equity price risk
Main market risk metric
VaR	4.9	1.2	0.5
Expected shortfall (ES) at 97.5%	4.4
Continental Europe | Equity price risk | Minimum
Main market risk metric
VaR	0.4
Continental Europe | Equity price risk | Weighted average
Main market risk metric
VaR	1.9	1.1	1.1
Continental Europe | Equity price risk | Maximum
Main market risk metric
VaR	5.1
Continental Europe | Exchange rate risk
Main market risk metric
VaR	1.9	2.1	1.4
Expected shortfall (ES) at 97.5%	1.4
Continental Europe | Exchange rate risk | Minimum
Main market risk metric
VaR	1.0
Continental Europe | Exchange rate risk | Weighted average
Main market risk metric
VaR	1.9	1.7	2.0
Continental Europe | Exchange rate risk | Maximum
Main market risk metric
VaR	3.8
Continental Europe | Credit spread
Main market risk metric
VaR	3.5	4.6	4.7
Expected shortfall (ES) at 97.5%	3.2
Continental Europe | Credit spread | Minimum
Main market risk metric
VaR	2.1
Continental Europe | Credit spread | Weighted average
Main market risk metric
VaR	3.4	3.9	3.7
Continental Europe | Credit spread | Maximum
Main market risk metric
VaR	5.1
Continental Europe | Commodity price risk
Main market risk metric
VaR	0.0	0.0	0.0
Expected shortfall (ES) at 97.5%	0.0
Continental Europe | Commodity price risk | Minimum
Main market risk metric
VaR	0.0
Continental Europe | Commodity price risk | Weighted average
Main market risk metric
VaR	0.0	0.0	0.0
Continental Europe | Commodity price risk | Maximum
Main market risk metric
VaR	0.0
North America | Trading market risk
Main market risk metric
VaR	3.8	8.3	4.3
Expected shortfall (ES) at 97.5%	4.0
North America | Trading market risk | Minimum
Main market risk metric
VaR	1.5
North America | Trading market risk | Weighted average
Main market risk metric
VaR	3.5	7.2	7.6
North America | Trading market risk | Maximum
Main market risk metric
VaR	5.1
North America | Diversification effect
Main market risk metric
VaR	(2.1)	(2.7)	(3.5)
Expected shortfall (ES) at 97.5%	(1.2)
North America | Diversification effect | Minimum
Main market risk metric
VaR	(0.4)
North America | Diversification effect | Weighted average
Main market risk metric
VaR	(1.3)	(4.8)	(4.7)
North America | Diversification effect | Maximum
Main market risk metric
VaR	(3.6)
North America | Interest rate risk
Main market risk metric
VaR	3.4	7.7	4.6
Expected shortfall (ES) at 97.5%	2.6
North America | Interest rate risk | Minimum
Main market risk metric
VaR	1.5
North America | Interest rate risk | Weighted average
Main market risk metric
VaR	2.6	6.4	7.6
North America | Interest rate risk | Maximum
Main market risk metric
VaR	4.0
North America | Equity price risk
Main market risk metric
VaR	0.1	0.0	0.0
Expected shortfall (ES) at 97.5%	0.1
North America | Equity price risk | Minimum
Main market risk metric
VaR	0.1
North America | Equity price risk | Weighted average
Main market risk metric
VaR	0.2	0.1	0.4
North America | Equity price risk | Maximum
Main market risk metric
VaR	0.6
North America | Exchange rate risk
Main market risk metric
VaR	2.4	3.3	3.3
Expected shortfall (ES) at 97.5%	2.4
North America | Exchange rate risk | Minimum
Main market risk metric
VaR	0.4
North America | Exchange rate risk | Weighted average
Main market risk metric
VaR	2.0	5.5	4.2
North America | Exchange rate risk | Maximum
Main market risk metric
VaR	4.1
South America | Trading market risk
Main market risk metric
VaR	6.0	10.0	7.8
Expected shortfall (ES) at 97.5%	6.1
South America | Trading market risk | Minimum
Main market risk metric
VaR	5.5
South America | Trading market risk | Weighted average
Main market risk metric
VaR	9.5	7.2	18.7
South America | Trading market risk | Maximum
Main market risk metric
VaR	20.7
South America | Diversification effect
Main market risk metric
VaR	(3.8)	(2.3)	(3.4)
Expected shortfall (ES) at 97.5%	(2.6)
South America | Diversification effect | Minimum
Main market risk metric
VaR	(0.4)
South America | Diversification effect | Weighted average
Main market risk metric
VaR	(2.9)	(3.5)	(2.9)
South America | Diversification effect | Maximum
Main market risk metric
VaR	(13.4)
South America | Interest rate risk
Main market risk metric
VaR	5.9	6.6	7.4
Expected shortfall (ES) at 97.5%	5.4
South America | Interest rate risk | Minimum
Main market risk metric
VaR	4.9
South America | Interest rate risk | Weighted average
Main market risk metric
VaR	7.8	6.4	14.8
South America | Interest rate risk | Maximum
Main market risk metric
VaR	19.6
South America | Equity price risk
Main market risk metric
VaR	1.7	2.9	1.9
Expected shortfall (ES) at 97.5%	1.6
South America | Equity price risk | Minimum
Main market risk metric
VaR	0.4
South America | Equity price risk | Weighted average
Main market risk metric
VaR	2.0	2.5	3.2
South America | Equity price risk | Maximum
Main market risk metric
VaR	7.0
South America | Exchange rate risk
Main market risk metric
VaR	2.1	2.9	2.0
Expected shortfall (ES) at 97.5%	1.7
South America | Exchange rate risk | Minimum
Main market risk metric
VaR	0.6
South America | Exchange rate risk | Weighted average
Main market risk metric
VaR	2.6	€ 1.9	€ 3.5
South America | Exchange rate risk | Maximum
Main market risk metric
VaR	€ 7.6